Taxes (Details) - Schedule of Provision of Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of provision of income tax [Abstract]
Current income tax expense	$ 5,355	$ 350	$ 72,733
Deferred income taxes expense (benefit)	129,761	(420,514)	(263,249)
Total	$ 135,116	$ (420,164)	$ (190,516)